Foreign Activities (Consolidated Income Statement and Total Assets Information by Major Geographic Area) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Total revenue	[1]	¥ 8,169,900	¥ 8,510,700	¥ 4,276,900
Total expenses	[2]	7,410,600	6,887,600	4,207,700
Income (loss) before income tax expense (benefit)		759,300	1,623,100	69,200
Net income (loss)	[3]	559,756	1,197,992	34,028
Total assets		276,741,152	272,173,152	248,780,700
Japan
Segment Reporting Information [Line Items]
Total revenue	[1]	2,151,300	2,827,100	1,104,700
Total expenses	[2]	2,681,200	2,171,800	1,784,100
Income (loss) before income tax expense (benefit)		(529,900)	655,300	(679,400)
Net income (loss)		(521,500)	449,000	(554,700)
Total assets		171,683,900	170,063,800	161,348,700
United States of America
Segment Reporting Information [Line Items]
Total revenue	[1]	3,724,500	3,584,400	1,841,500
Total expenses	[2]	2,701,800	2,978,700	1,455,400
Income (loss) before income tax expense (benefit)		1,022,700	605,600	386,100
Net income (loss)		926,300	491,100	297,200
Total assets		58,654,100	57,036,000	45,516,400
Others
Segment Reporting Information [Line Items]
Total revenue	[1]	246,900	198,500	93,100
Total expenses	[2]	297,000	191,600	84,700
Income (loss) before income tax expense (benefit)		(50,100)	6,800	8,400
Net income (loss)		(59,000)	(1,600)	1,800
Total assets		3,990,200	4,483,000	3,579,600
Europe
Segment Reporting Information [Line Items]
Total revenue	[1]	840,600	803,700	445,900
Total expenses	[2]	902,200	817,100	413,000
Income (loss) before income tax expense (benefit)		(61,600)	(13,300)	32,900
Net income (loss)		(91,100)	(50,000)	19,900
Total assets		19,835,400	19,142,100	16,634,700
Asia/Oceania excluding Japan, and others
Segment Reporting Information [Line Items]
Total revenue	[1]	1,206,600	1,097,100	791,700
Total expenses	[2]	828,400	728,400	470,500
Income (loss) before income tax expense (benefit)		378,200	368,600	321,200
Net income (loss)		305,100	309,500	269,800
Total assets		¥ 22,577,700	¥ 21,448,200	¥ 21,701,300

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	Total expenses are comprised of Interest expense, Provision (credit) for credit losses and Noninterest expenses.
[3]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”